Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Event [Abstract]
SUBSEQUENT EVENT

18. SUBSEQUENT EVENT

Private Placement

On January 10, 2024, NFT Limited (the “Company”) entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell an aggregate of 69,983,770 units (the “Units”), each Unit consisting of one Class A ordinary share of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Share (“Warrant”) with an initial exercise price of $0.276 per Share, at a price of $0.221 per Unit, for an aggregate purchase price of approximately $15.47 million (the “Offering”). The net proceeds of the Offering shall be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.276 per Share for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions, and full ratchet anti-dilution protection with respect to the issuance of ordinary shares or ordinary share equivalents for consideration per share less than the initial exercise price of the Warrants. The Warrants contain a mandatory exercise right for the Company to force exercise of the Warrants if the Company’s Shares trades at or above $0.414 per Share, for 20 consecutive trading days, provided, among other things, that the shares issuable upon exercise of the Warrants are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 300,000 Shares per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date.

The parties to the SPA have each made customary representations, warranties and covenants, including, among other things, (a) the Purchasers are “non-U.S. Persons” as defined in Regulation S and are acquiring the Shares for the purpose of investment, (d) the absence of any undisclosed material adverse effects, and (e) the absence of legal proceedings that affect the completion of the transaction contemplated by the SPA.

The SPA is subject to various conditions to closing, including, among other things, (a) NYSE approval of the supplemental listing application for the Units and (b) accuracy of the parties’ representations and warranties.

On February 2, 2024, the transaction contemplated by the SPA consummated when all the closing conditions of the SPA have been satisfied and the Company issued the Units to the Purchasers pursuant to the SPA.

Increase of Authorized Share Capital and Number of Authorized Shares

On March 18, 2024, the Company held its 2024 general meeting of shareholders and approved increasing the authorized share capital and number of authorized shares of the Company immediately after the Share Consolidation from US$50,000 divided into 9,000,000 Class A ordinary shares of a nominal or par value of US$0.005 each and 1,000,000 Class B ordinary shares of a nominal or par value of US$0.005 each to US$500,000 divided into 90,000,000 Class A ordinary shares of a nominal or par value $0.005 each and 10,000,000 Class B ordinary shares of a nominal or par value $0.005 each.

Reverse Share Split

On March 18, 2024, the Company held its 2024 general meeting of shareholders and approved the reverse share split of all of the Company’s ordinary shares at an exchange ratio of one-for-fifty (1:50), such that every 50 Class A ordinary shares of a par value of US$0.0001 per share in the authorized share capital of the Company (including issued and unissued share capital) be consolidated into 1 Class A ordinary share of a par value of US$0.005 per share; and that every 50 Class B ordinary shares of a par value of US$0.0001 per share in the authorized share capital of the Company (including issued and unissued share capital) be consolidated into 1 Class B ordinary share of a par value of US$0.005 per share (the “Share Consolidation” or “Reverse Share Split”), such that immediately following the Share Consolidation, the authorized share capital of the Company will be US$50,000 divided into 9,000,000 Class A ordinary shares of a nominal or par value of US$0.005 each and 1,000,000 Class B ordinary shares of a nominal or par value of US$0.005 each; with such Share Consolidation (the “Share Consolidation Proposal”). The Share Consolidation took effect on April 12, 2024.

After the Share Consolidation, the following table sets forth certain information with respect to the beneficial ownership of our voting securities (i) any person or group owning more than 5% of any class of voting securities, (ii) each director, (iii) our chief executive officer and (iv) all executive officers and directors as a group as of May 15, 2024.

		Number of Shares	Percentage Ownership of
Beneficial Ownership	Title of Class	Beneficially Owned(1)	Shares of Common Share
Owner of more than 5% of Class
Yanhui Chen	Class A Ordinary Shares	182,971	5.089%
Zhenwei Li	Class A Ordinary Shares	182,971	5.089%
Yihang Sun	Class A Ordinary Shares	182,971	5.089%
Wang Zhang	Class A Ordinary Shares	182,971	5.089%
Directors and Officers
Kuangtao Wang	Class A Ordinary Shares
Yaobin Wang	Class A Ordinary Shares	-	*
Doug Buerger	Class A Ordinary Shares	-	*
Guisuo Lu	Class A Ordinary Shares	-	*
Ronggang (Jonathan) Zhang	Class A Ordinary Shares	-	*
All Officers and Directors (Five persons)		-	*

*	Who holds no share in the Company

(1)	The address for YANHUI CHEN is NO.1 TONGFU STREET, ZANHUANG TOWN, ZANHUANG COUNTY, SHIJIAZHUANG CITY, HEBEI PROVINCE, CHINA
(2)	The address for ZHENWEI LI is NO.188, GROUP 4 YALIZHUANG VILLAGE COMMITTEE, HUANGJI TOWNSHIP, ZHECHENG COUNTY, HENAN PROVINCE, CHINA
(3)	The address for YIHANG SUN is NO.94, MENGZHUANG,ANZHAI TOWNSHIP, WUGANG CITY, HENAN PROVINCE, CHINA
(4)	The address for WANG ZHANG is LIZHAI WEST FORMATION, XINDIAN TOWNSHIP, YEXIAN COUNTY, HENAN PROVINCE, CHINA